SUPPLEMENTARY QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017 [1]	Sep. 30, 2017 [1]	Jun. 30, 2017 [1]	Mar. 31, 2017		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Supplementary Quarterly Financial Information [Line Items]
Operating revenues	$ 279	$ 311	$ 299	$ 303	$ 298	[1]	$ 293	$ 254	$ 298	$ 280	$ 1,211	[1]	$ 1,125	[1]	$ 1,045
Operating income	154	184	175	176	173	[1]	89	125	161	147	708	[1]	522	[1]	561
NET INCOME	82	$ 76	$ 82	$ 81	80	[1]	$ 56	$ 51	$ 74	$ 65	319	[1]	246	[1]	242
Rate of Return on Equity and Capital Structure Complaints | Impact from Recognition of Liability
Supplementary Quarterly Financial Information [Line Items]
Operating revenues											0		(80)		(115)
NET INCOME	$ (1)				$ (1)						$ (3)		$ (55)	[2]	$ (73)	[2]

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.
[2]	Includes an effect on net income of $27 million and $28 million for the years ended December 31, 2016 and 2015, respectively, for revenue initially recognized in 2015, 2014 and 2013.